Schedule of Investments (unaudited)
October 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.2%
iShares MSCI EAFE Small-Cap ETF(a)(b)	2,345,672	$148,856,346
Total Investment Companies (Cost: $141,979,432)		148,856,346
Short-Term Securities
Money Market Funds — 42.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(a)(c)(d)	62,999,115	63,043,214
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	160,000	160,000
Total Short-Term Securities — 42.6% (Cost: $63,215,381)		63,203,214
Total Investments in Securities — 142.8% (Cost: $205,194,813)		212,059,560
Liabilities in Excess of Other Assets — (42.8)%		(63,508,030)
Net Assets — 100.0%		$148,551,530

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$63,056,391 (a)	$—	$(1,010)	$(12,167)	$63,043,214	62,999,115	$11,890 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	90,000 (a)	—	—	—	160,000	160,000	1,685	—
iShares MSCI EAFE Small-Cap ETF	151,065,077	12,645,864	(11,795,118)	915,194	(3,974,671)	148,856,346	2,345,672	—	—
				$914,184	$(3,986,838)	$212,059,560		$13,575	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	20,646,000	USD	13,522,820	Bank of America N.A.	11/01/24	$64,311
CHF	5,488,000	USD	6,345,976	Bank of America N.A.	11/01/24	9,186
DKK	19,174,000	USD	2,790,874	Bank of America N.A.	11/01/24	5,087
EUR	23,903,000	USD	25,946,826	BNP Paribas SA	11/01/24	53,659
GBP	17,261,000	USD	22,191,605	BNP Paribas SA	11/01/24	65,605
HKD	17,122,000	USD	2,202,356	Citibank N.A.	11/01/24	85
ILS	13,006,000	USD	3,476,564	BNP Paribas SA	11/01/24	5,212

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	7,772,852,000	USD	50,998,616	BNP Paribas SA	11/01/24	$158,762
NOK	35,636,000	USD	3,230,588	Bank of America N.A.	11/01/24	8,990
NZD	1,716,000	USD	1,021,209	UBS AG	11/01/24	4,445
SEK	85,333,000	USD	7,974,637	Bank of America N.A.	11/01/24	34,430
SGD	4,373,000	USD	3,305,167	Citibank N.A.	11/01/24	6,458
USD	913,380	AUD	1,316,000	Bank of America N.A.	11/01/24	47,320
USD	13,511,332	AUD	19,476,000	BNP Paribas SA	11/01/24	694,177
USD	4,679	AUD	7,000	Citibank N.A.	11/01/24	72
USD	58,777	AUD	89,000	Deutsche Bank Securities Inc.	11/01/24	206
USD	119,033	AUD	178,000	JPMorgan Chase Bank N.A.	11/01/24	1,892
USD	27,948	CHF	24,000	Barclays Bank PLC	11/01/24	156
USD	6,513,790	CHF	5,476,000	BNP Paribas SA	11/01/24	172,524
USD	3,551,339	DKK	23,684,000	BNP Paribas SA	11/01/24	97,729
USD	12,038	DKK	82,000	JPMorgan Chase Bank N.A.	11/01/24	81
USD	112,764	EUR	103,000	BNP Paribas SA	11/01/24	726
USD	26,465,185	EUR	23,684,000	State Street Bank & Trust Company	11/01/24	702,917
USD	979,091	GBP	734,236	Bank of America N.A.	11/01/24	32,330
USD	34,874	GBP	26,000	Barclays Bank PLC	11/01/24	1,348
USD	22,479,003	GBP	16,763,764	BNP Paribas SA	11/01/24	862,955
USD	7,786	GBP	6,000	Citibank N.A.	11/01/24	49
USD	95,908	GBP	74,000	JPMorgan Chase Bank N.A.	11/01/24	489
USD	772	HKD	6,000	Barclays Bank PLC	11/01/24	—
USD	128,509	HKD	998,000	BNP Paribas SA	11/01/24	134
USD	2,008,500	HKD	15,596,000	Morgan Stanley & Co. International PLC	11/01/24	2,351
USD	28,569	HKD	222,000	State Street Bank & Trust Company	11/01/24	13
USD	38,607	HKD	300,000	UBS AG	11/01/24	18
USD	3,573,149	ILS	13,284,000	BNP Paribas SA	11/01/24	16,951
USD	224,449	JPY	33,420,000	Barclays Bank PLC	11/01/24	4,494
USD	52,414,297	JPY	7,468,584,000	BNP Paribas SA	11/01/24	3,259,473
USD	2,215,190	JPY	315,574,000	Citibank N.A.	11/01/24	138,226
USD	17,659	JPY	2,665,000	JPMorgan Chase Bank N.A.	11/01/24	119
USD	15,135	NOK	166,000	Bank of New York	11/01/24	44
USD	13,974	NOK	153,000	Barclays Bank PLC	11/01/24	65
USD	3,608,278	NOK	38,006,000	BNP Paribas SA	11/01/24	153,250
USD	14,193	NOK	153,000	JPMorgan Chase Bank N.A.	11/01/24	284
USD	8,464	NZD	14,000	Bank of America N.A.	11/01/24	96
USD	605	NZD	1,000	Bank of New York	11/01/24	7
USD	1,118,045	NZD	1,758,000	BNP Paribas SA	11/01/24	67,288
USD	37,207	SEK	395,000	Bank of New York	11/01/24	133
USD	8,788,893	SEK	89,013,000	BNP Paribas SA	11/01/24	434,434
USD	35,331	SEK	367,000	JPMorgan Chase Bank N.A.	11/01/24	886
USD	14,438	SGD	19,000	Barclays Bank PLC	11/01/24	50
USD	3,406,844	SGD	4,361,000	BNP Paribas SA	11/01/24	104,307
USD	14,546	SGD	19,000	JPMorgan Chase Bank N.A.	11/01/24	158
USD	1,520	SGD	2,000	Morgan Stanley & Co. International PLC	11/01/24	6
AUD	205,000	USD	134,861	Deutsche Bank Securities Inc.	12/03/24	91
CHF	31,000	USD	36,006	Morgan Stanley & Co. International PLC	12/03/24	6
DKK	384,000	USD	56,062	UBS AG	12/03/24	15
EUR	396,000	USD	431,137	Bank of New York	12/03/24	121
HKD	248,000	USD	31,914	State Street Bank & Trust Company	12/03/24	7
NZD	23,000	USD	13,735	JPMorgan Chase Bank N.A.	12/03/24	15
SEK	1,399,000	USD	131,447	Bank of New York	12/03/24	47

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	26,000	USD	19,708	UBS AG	12/03/24	$7
						7,214,297
AUD	420,000	USD	290,618	JPMorgan Chase Bank N.A.	11/01/24	(14,216)
CHF	2,000	USD	2,379	Barclays Bank PLC	11/01/24	(63)
CHF	107,000	USD	126,772	JPMorgan Chase Bank N.A.	11/01/24	(2,865)
DKK	4,408,000	USD	660,965	BNP Paribas SA	11/01/24	(18,189)
DKK	520,000	USD	77,763	Morgan Stanley & Co. International PLC	11/01/24	(1,936)
EUR	304,000	USD	338,773	BNP Paribas SA	11/01/24	(8,097)
GBP	343,000	USD	458,654	Bank of America N.A.	11/01/24	(16,373)
ILS	451,000	USD	121,189	BNP Paribas SA	11/01/24	(454)
JPY	147,686,000	USD	1,031,822	JPMorgan Chase Bank N.A.	11/01/24	(59,820)
NOK	2,136,000	USD	202,863	Barclays Bank PLC	11/01/24	(8,685)
NOK	706,000	USD	66,887	BNP Paribas SA	11/01/24	(2,707)
NZD	64,000	USD	40,653	JPMorgan Chase Bank N.A.	11/01/24	(2,400)
SEK	4,442,000	USD	438,249	State Street Bank & Trust Company	11/01/24	(21,338)
SGD	85,000	USD	66,239	JPMorgan Chase Bank N.A.	11/01/24	(1,870)
USD	54,357	CHF	47,000	BNP Paribas SA	11/01/24	(70)
USD	55,447	CHF	48,000	State Street Bank & Trust Company	11/01/24	(138)
USD	2,313	CHF	2,000	UBS AG	11/01/24	(3)
USD	11,900	DKK	82,000	Bank of America N.A.	11/01/24	(57)
USD	1,015	DKK	7,000	Barclays Bank PLC	11/01/24	(6)
USD	23,933	DKK	165,000	BNP Paribas SA	11/01/24	(127)
USD	11,868	DKK	82,000	JPMorgan Chase Bank N.A.	11/01/24	(90)
USD	334,305	EUR	309,000	BNP Paribas SA	11/01/24	(1,810)
USD	119,870	EUR	111,000	JPMorgan Chase Bank N.A.	11/01/24	(870)
USD	30,964	ILS	117,000	Barclays Bank PLC	11/01/24	(358)
USD	14,820	ILS	56,000	Citibank N.A.	11/01/24	(172)
USD	436,492	JPY	66,863,000	BNP Paribas SA	11/01/24	(3,570)
USD	219,713	JPY	33,432,000	JPMorgan Chase Bank N.A.	11/01/24	(321)
USD	4,183	NZD	7,000	Deutsche Bank Securities Inc.	11/01/24	(1)
USD	14,374	SGD	19,000	Bank of New York	11/01/24	(14)
USD	28,735	SGD	38,000	BNP Paribas SA	11/01/24	(42)
NOK	434,000	USD	39,463	Bank of New York	12/03/24	(2)
USD	13,527,218	AUD	20,646,000	Bank of America N.A.	12/03/24	(64,092)
USD	786,890	AUD	1,201,000	State Street Bank & Trust Company	12/03/24	(3,731)
USD	6,368,030	CHF	5,488,000	Bank of America N.A.	12/03/24	(7,104)
USD	155,452	CHF	134,000	BNP Paribas SA	12/03/24	(209)
USD	2,795,441	DKK	19,174,000	Bank of America N.A.	12/03/24	(4,637)
USD	111,665	DKK	766,000	State Street Bank & Trust Company	12/03/24	(198)
USD	1,266,262	EUR	1,165,000	Barclays Bank PLC	12/03/24	(2,464)
USD	25,980,577	EUR	23,903,000	BNP Paribas SA	12/03/24	(50,612)
USD	246,833	GBP	192,000	Barclays Bank PLC	12/03/24	(731)
USD	22,190,268	GBP	17,261,000	BNP Paribas SA	12/03/24	(65,991)
USD	63,137	GBP	49,000	State Street Bank & Trust Company	12/03/24	(44)
USD	172,975	HKD	1,344,000	BNP Paribas SA	12/03/24	(16)
USD	2,203,774	HKD	17,122,000	Citibank N.A.	12/03/24	(64)
USD	3,907,053	ILS	14,605,000	BNP Paribas SA	12/03/24	(6,276)
USD	2,025,386	JPY	307,411,000	Barclays Bank PLC	12/03/24	(5,146)
USD	51,209,383	JPY	7,772,852,000	BNP Paribas SA	12/03/24	(132,378)
USD	132,972	JPY	20,141,000	JPMorgan Chase Bank N.A.	12/03/24	(65)
USD	3,231,254	NOK	35,636,000	Bank of America N.A.	12/03/24	(8,896)
USD	299,407	NOK	3,302,000	State Street Bank & Trust Company	12/03/24	(823)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	161,907	NZD	272,000	State Street Bank & Trust Company	12/03/24	$(698)
USD	1,021,490	NZD	1,716,000	UBS AG	12/03/24	(4,357)
USD	7,987,027	SEK	85,333,000	Bank of America N.A.	12/03/24	(33,546)
USD	102,014	SEK	1,090,000	State Street Bank & Trust Company	12/03/24	(436)
USD	154,406	SGD	204,000	BNP Paribas SA	12/03/24	(284)
USD	3,309,920	SGD	4,373,000	Citibank N.A.	12/03/24	(6,043)
						(565,505)
						$6,648,792
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$148,856,346	$—	$—	$148,856,346
Short-Term Securities
Money Market Funds	63,203,214	—	—	63,203,214
	$212,059,560	$—	$—	$212,059,560
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$7,214,297	$—	$7,214,297
Liabilities
Foreign Currency Exchange Contracts	—	(565,505)	—	(565,505)
	$—	$6,648,792	$—	$6,648,792

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Currency Abbreviation (continued)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar